Earnings Per Share - Computations of Basic and Diluted Net Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Basic net earnings	$ 383,891	$ 254,850	$ 323,048	$ 356,899	$ 159,639	$ 305,447	$ 243,620	$ 87,565	$ 1,318,688	$ 796,271	$ 80,724
Earnings allocated to participating securities, Basic									(4,549)	(2,632)	(1,514)
Net earnings available to common stockholders, Basic									$ 1,314,139	$ 793,639	$ 79,210
Average shares outstanding									319,990	319,563	320,565
Basic net earnings per share	$ 1.20	$ 0.79	$ 1.00	$ 1.11	$ 0.50	$ 0.95	$ 0.76	$ 0.27	$ 4.11	$ 2.48	$ 0.25
Diluted net earnings	$ 383,891	$ 254,850	$ 323,048	$ 356,899	$ 159,639	$ 305,447	$ 243,620	$ 87,565	$ 1,318,688	$ 796,271	$ 80,724
Earnings allocated to participating securities, Diluted									(4,539)	(2,631)	(1,514)
Net earnings available to common stockholders, Diluted									$ 1,314,149	$ 793,640	$ 79,210
Basic shares outstanding									319,990	319,563	320,565
Dilutive effect of stock options and other									783	259	114
Diluted average shares outstanding									320,773	319,822	320,679
Diluted net earnings per share	$ 1.20	$ 0.79	$ 1.00	$ 1.11	$ 0.50	$ 0.95	$ 0.76	$ 0.27	$ 4.10	$ 2.48	$ 0.25